Condensed financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Net (loss) income	$ (5,625,740)	$ 2,229,708	$ 1,296,360
Amortization of debts issuance costs	277,500	0	0
Issuance of ordinary shares for services	1,100,000	0	0
Prepaid expenses and other current assets	(295,191)	(384,367)	(278,122)
Accrued expenses and other current liabilities	2,769,703	27,586	(92,151)
Net cash used in operating activities	(30,164,971)	(7,514,619)	(11,593,069)
Other receivables	(769,875)	20,790,311	(20,739,840)
Net cash (used in) provided by investing activities	(1,452,654)	2,171,081	(27,921,675)
Proceeds from the Initial Public Offering	0	0	23,000,000
Direct costs disbursed from Initial Public Offering proceeds			(2,377,450)
Proceeds from convertible notes	3,000,000		(960,000)
Proceeds from issuance of shares and warrants	8,945,433	5,528,702	18,000,000
Direct costs disbursed from private placement proceeds	0	(18,000,000)	0
Proceeds from related-party loans	266,739	414,814	534,226
Repayment of related-party loans		(2,000,295)
Net cash provided by financing activities	13,432,547	24,939,210	38,023,254
Net (decrease) increase in cash	(17,851,370)	17,856,114	(1,379,277)
Cash, beginning of year	18,046,872	190,758	1,570,035
Cash, end of year	195,502	18,046,872	190,758
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares			975,000
Deferred offering costs funded by a related party through related party loans			487,346
Parent Company [Member]
Net (loss) income	(5,625,740)	2,229,708	1,296,360
Amortization of debts issuance costs	277,500	0	0
Issuance of ordinary shares for services	1,100,000	0	0
Equity in earnings of subsidiaries	2,423,151	(2,448,371)	(1,734,380)
Prepaid expenses and other current assets	0	92,000	0
Accrued expenses and other current liabilities	278,521	(202,001)	0
Net cash used in operating activities	(1,546,568)	(328,664)	(438,020)
Other receivables	(769,875)	0	0
Investment in subsidiaries	(9,676,000)	(3,211,899)	(38,075,908)
Net cash (used in) provided by investing activities	(10,445,875)	(3,211,899)	(38,075,908)
Proceeds from the Initial Public Offering	0	0	23,000,000
Direct costs disbursed from Initial Public Offering proceeds	0	0	(2,377,450)
Issuance of Ordinary Shares for private placement	0	5,528,702	18,000,000
Proceeds from convertible notes	3,000,000	0	0
Proceeds from issuance of shares and warrants	8,945,433	0	0
Direct costs disbursed from private placement proceeds	0	0	(960,000)
Proceeds from related-party loans	63,500	0	859,483
Repayment of related-party loans	0	(1,980,145)	0
Net cash provided by financing activities	12,008,933	3,548,557	38,522,033
Net (decrease) increase in cash	16,490	7,994	8,105
Cash, beginning of year	16,099	8,105	0
Cash, end of year	32,589	16,099	8,105
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	0	0	975,000
Accrued deferred offering costs	0	0	385,193
Deferred offering costs funded by a related party through related party loans	$ 0	$ 0	$ 102,153